Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 05, 2013
Document And Entity Information
Entity Registrant Name	SOLAR WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Sep 4, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		305,393,964
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 47,253	$ 13,761	$ 52,332
Total current assets	47,253	13,761	52,332
Property and equipment, net	4,524	6,764	11,244
Deposits	2,300	2,300	9,330
Total assets	54,077	22,825	72,906
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	166,940	211,487	478,355
Accrued liabilities and expenses	614,754	486,596	627,650
Advances from stockholders/officers	170,000	185,000	5,000
Note payable, net of discounts	347,808	268,270
Convertible notes payable, net of unamortized debt discount of $205,011 and $123,525, respectively	99,069	68,975	52,222
Derivative liabilities	1,013,102	529,785	237,395
Total current liabilities	2,411,673	1,750,113	1,400,622
Long term debt:
Convertible notes payable, net of unamortized debt discount of $287,442 and $43,326, respectively	66,558	6,674
Convertible notes payable, related party, net of unamortized debt discount of $197,109 and $262,094, respectively	82,891	17,906
Total long term debt	149,449	24,580
Stockholders' deficit:
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized; none issued and outstanding as of June 30, 2013 and December 31, 2012
Common stock, par value $0.0001 per share; 500,000,000 shares authorized; 301,294,892 and 279,865,011 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	30,129	27,987	21,085
Common stock to be issued	420,000	420,000	480,000
Additional paid in capital	4,904,488	4,264,979	1,270,835
Accumulated deficit during development stage	(7,861,662)	(6,464,834)	(3,099,636)
Total stockholders' deficit	(2,507,045)	(1,751,868)	(1,327,716)
Total liabilities and stockholders' deficit	$ 54,077	$ 22,825	$ 72,906

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current liabilities:
Unamortized debt discount on convertible notes payable - current	$ 205,011	$ 123,525	$ 57,778
Unamortized debt discount on convertible notes payable - noncurrent	287,442	43,326
Unamortized debt discount on convertible notes payable related party - noncurrent	$ 197,109	$ 262,094
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	301,294,892	279,865,011	210,850,519
Common stock shares outstanding	301,294,892	279,865,011	210,850,519

CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
OPERATING EXPENSES:
Research and development	$ 8,391	$ 32,189	$ 22,284	$ 47,272	$ 180,916	$ 362,850	$ 639,609
Selling, general and administrative	483,903	452,126	879,032	945,396	2,021,555	1,713,895	5,379,080
Depreciation	1,120	1,120	2,240	2,240	4,480	2,197	8,917
Total operating expenses	493,414	485,435	903,556	994,908	2,206,951	2,078,942	6,027,606
Loss from operations	(493,414)	(485,435)	(903,556)	(994,908)	(2,206,951)	(2,078,942)	(6,027,606)
Other income (expense):
Interest expense	(319,189)	(116,315)	(574,989)	(419,037)	(545,451)	(182,929)	(1,303,369)
Loss on modification of debt	0	0	0	0		(88,849)	(88,849)
Loss on settlement of debt	0	0	0	0	(787,515)		(787,515)
Gain on change in fair value of derivative liabilities	1,191,857	35,237	81,717	63,145	174,719	89,241	345,677
Income (loss) before provision for income taxes	379,254	(566,513)	(1,396,828)	(1,350,800)	(3,365,198)	(2,261,479)	(7,861,662)
Provision for income taxes (benefit)	0	0	0	0			0
NET INCOME (LOSS)	$ 379,254	$ (566,513)	$ (1,396,828)	$ (1,350,800)	$ (3,365,198)	$ (2,261,479)	$ (7,861,662)
Net income (loss) per common share, basic	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Net income (loss) per common share, diluted	$ 0	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding, basic	296,661,260	228,977,199	291,703,592	225,265,522	244,446,234	226,844,313
Weighted average number of common shares outstanding, diluted	364,731,453	228,977,199	291,703,592	225,265,522

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (unaudited) (USD $)	Preferred stock	Common Stock	Common to be Issued	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning balance, Amount at Dec. 31, 2012		$ 27,987	$ 420,000	$ 4,264,979	$ (6,464,834)	$ (1,751,868)
Beginning balance, Shares at Dec. 31, 2012		279,865,011	6,000,000
Shares issued for consulting services rendered, Amount		288		42,140
Shares issued for consulting services rendered, Shares		2,883,922
Shares issued in settlement of debt, Amount		1,651		304,923		306,574
Shares issued in settlement of debt, Shares		16,512,626
Sale of common stock, Amount		203		30,297		30,500
Sale of common stock, Shares		2,033,333
Stock based compensation				218,581		218,581
Fair value of warrants issued in connection with notes payable				43,568		43,568
Net loss					(1,396,828)	(1,396,828)
Ending balance, Amount at Jun. 30, 2013		$ 30,129	$ 420,000	$ 4,904,488	$ (7,861,662)	$ (2,507,045)
Ending balance, Shares at Jun. 30, 2013		301,294,892	6,000,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (1,396,828)	$ (1,350,800)	$ (3,365,198)	$ (2,261,479)	$ (7,861,662)
Depreciation	2,240	2,240	4,480	2,197	8,917
Amortization of debt discounts	292,084	87,912	255,543	52,222	599,849
Amortization of financing costs	18,500	41,000	59,500		78,000
Non-cash interest	163,925	71,784	172,116	127,787	463,828
Stock based compensation	261,009	480,749	1,156,921	146,459	1,991,389
Common stock issued in settlement of accrued expenses	0	34,467			34,467
Fair value of warrants issued in connection with notes payable	43,568	0			43,568
Loss on settlement of debt	0	0	787,515		787,515
Loss on debt modification	0	0		88,849	88,849
Gain from change in fair value of derivative liabilities	(81,717)	(63,145)	(174,719)	(89,241)	(345,677)
Changes in operating assets and liabilities:
Prepaid expenses				29,697
Advances from stockholders/officers	(15,000)	0	10,000	(42,000)	0
Accounts payable and accrued expenses	126,211	18,066	216,271	701,898	1,384,620
Net cash used in operating activities	(586,008)	(677,727)	(877,571)	(1,243,611)	(2,726,337)
Net cash acquired from reverse merger	0	0			223,586
Purchase of property and equipment	0	0		(13,441)	(13,441)
Payment of long term deposit	0	0			(9,330)
Net cash (used in) provided by investing activities	0	0		(13,441)	200,815
Proceeds from issuance of subsidiary's common stock	0	0			75
Proceeds from sale of common stock	30,500	85,000	85,000	1,004,200	1,119,700
Proceeds from exercise of warrants	0	230,000	230,000		230,000
Proceeds from issuance of notes payable	75,000	442,500	301,500		376,500
Proceeds from issuance of convertible notes payable	514,000	0	332,500	110,000	956,500
Repayments of convertible notes payable	0	(110,000)	(110,000)		(110,000)
Net cash provided by financing activities	619,500	647,500	839,000	1,114,200	2,572,775
Net increase (decrease) in cash	33,492	(30,227)	(38,571)	(142,852)	47,253
Cash, beginning of period	13,761	52,332	52,332	195,184	0
Cash, end of period	47,253	22,105	13,761	52,332	47,253
Interest paid	0	98,778	98,778		98,778
Income taxes paid	0	0	0	0	0
Non cash investing and financing activities:
Accrued warrants to be issued to referring brokers in connection with PPM subscription at $0.10 per share	0	0			29,400
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation	0	0			12,060
Notes payable issued in settlement of accounts payable	0	0	268,270		268,270
Convertible notes payable issued in settlement of accrued officer salaries	0	0	280,000		280,000
Common stock issued in settlement of debt	$ 306,574	$ 0	$ 1,225,170		$ 1,531,744

1. NATURE OF OPERATIONS (December 2012 Note)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1. NATURE OF OPERATIONS

Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) (the “Company”, “we”, “us”, “our”) (formerly known as Superior Silver Mines, Inc.) was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc. The Company reincorporated as a Nevada corporation on December 27, 2010. The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.), a Nevada corporation (the “Company” or "Solar Wind"), completed a reverse merger (the “Merger”) with Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc), a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Solar Wind - Subsidiary”).  In connection with the Merger, the Company issued to the stockholders of Solar Wind - Subsidiary in exchange for their Solar Wind - Subsidiary Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  As a result of the reverse merger, Solar Wind - Subsidiary is now a wholly-owned subsidiary of the Company.

For accounting purposes, Solar Wind - Subsidiary was the surviving entity. The transaction was accounted for as a recapitalization of Solar Wind - Subsidiary pursuant to which Solar Wind - Subsidiary was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  Accordingly, the Company’s historical financial statements are those of Solar Wind - Subsidiary immediately following the consummation of the reverse merger. Also, going forward the business operations of Solar Wind - Subsidiary will become the Company’s principal business operations.

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. and on March 11, 2013, changed its name to Solar Wind Energy Tower Inc.  along with its wholly-owned subsidiary, a corporation formed under the laws of the State of Delaware, which changed its name from Clean Wind Energy, Inc. to Solar Wind Energy, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB and on March 11, 2013, in conjunction with our name change, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CWET.OB to SWET.OB.

Until the consummation of the Merger, the Company’s purpose was to seek, investigate and, if such investigation warranted, acquire an interest in business opportunities presented to it by persons or firms who, or which, desire to seek the perceived advantages of a publicly registered corporation. Because the Company had no operations and only nominal assets until the Merger, it was considered a shell company under rules promulgated by the U.S. Securities and Exchange Commission.

1. SUMMARY OF ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
1. SUMMARY OF ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the preparation of the accompanying unaudited condensed consolidated financial statements follows.

Business and Basis of Presentation

Solar Wind Energy Tower, Inc. (f/k/a Clean Wind Energy Tower, Inc.) (the “Company,” “we,” “our,” “us”), formerly known as Superior Silver Mines, Inc., was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc.  The Company reincorporated as a Nevada corporation on December 27, 2010.  The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.), a Nevada corporation (the “Company” or "Solar Wind"), completed a reverse merger (the “Merger”) with Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc), a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Solar Wind - Subsidiary”).  In connection with the Merger, the Company issued to the stockholders of Solar Wind - Subsidiary in exchange for their Solar Wind - Subsidiary Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  As a result of the reverse merger, Solar Wind - Subsidiary is now a wholly-owned subsidiary of the Company.

For accounting purposes, Solar Wind - Subsidiary was the surviving entity. The transaction was accounted for as a recapitalization of Solar Wind - Subsidiary pursuant to which Solar Wind - Subsidiary was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  Accordingly, the Company’s historical financial statements are those of Solar Wind - Subsidiary immediately following the consummation of the reverse merger. Also, going forward the business operations of Solar Wind - Subsidiary will become the Company’s principal business operations.

The Company plans to design, develop, and construct large downdraft towers that use benevolent, non-toxic natural elements to generate electricity and clean water economically (“Downdraft Towers”) by integrating and synthesizing numerous proven as well as emerging technologies. In addition to constructing Downdraft Towers in the United States and abroad, the Company intends to be prepared to establish partnerships at home and abroad to propagate these systems and meet increasing global demand for clean water and electricity

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. and on March 11, 2013, changed its name to Solar Wind Energy Tower Inc.  along with its wholly-owned subsidiary, a corporation formed under the laws of the State of Delaware, which changed its name from Clean Wind Energy, Inc. to Solar Wind Energy, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB and on March 11, 2013, in conjunction with our name change, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CWET.OB to SWET.OB.

Interim Financial Statements

The following (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on April 1, 2013.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $1,396,828 and $1,350,800 for the six month periods ended June 30, 2013 and 2012, respectively, accumulated deficit of $7,861,662 and total current liabilities in excess of current assets of $2,364,420 as of June 30, 2013.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Net Income (loss) per Common Share

The Company computes net income (loss) per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock. Diluted net income (loss) per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive for the three months ended June 30, 2012 nor for the six months ended June 30, 2013 and 2012. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and exercise of warrants. Fully diluted shares for the three and six months ended June 30, 2013 were 364,731,453 and 291,703,592, respectively; and 228,977,199 and 225,265,220 for the three and six months ended June 30, 2012, respectively. Common stock equivalents excluded from the net income (loss) per share for the three and six month periods ended June 30, 2013 were 2,187,101 and 70,257,294 shares, respectively and for the three and six month periods ended June 30, 2012 were 8,681,186 shares.

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $8,391 and $22,284 for the three and six months ended June 30, 2013, respectively; $32,189 and $47,272 for the three and six months ended June 30, 2012, respectively and $639,609 research and development costs from July 26, 2010 (date of inception) through June 30, 2013. The Company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the three and six months ended June 30, 2013 was $145,185 and $261,009, respectively; $182,821 and $480,749 for the three and six months ended June 30, 2012, respectively, and $1,991,389 from July 26, 2010 (date of inception) through June 30, 2013.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through June 30, 2013, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets). Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future cash flows arising from the asset using a discount rate determined by management to be commensurate with the risk inherent to our current business model.

Net Loss per Common Share

The Company computes net loss per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock. Diluted net loss per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and the exercise of the Company's stock options and warrants. Fully diluted shares as of December 31, 2012 and 2011 were 286,418,391 and 228,671,064, respectively.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company has generated no revenues to date. It is the Company’s policy that revenue from product sales or services will be recognized in accordance with ASC 605 “Revenue Recognition”. Four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product was not delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the years ended December 31, 2012 and 2011 was $1,156,921 and $146,459, respectively.

Income Taxes

The Company utilizes ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes primarily relate to the recognition of debt costs and stock based compensation expense. The adoption of ASC 740-10 did not have a material impact on the Company's results of operations or financial condition.

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $180,916, $362,850 and $617,325 research and development costs for the years ended December 31, 2012, 2011 and for the period from July 26, 2010 (date of inception) through December 31, 2012, respectively. The company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Property, plant and equipment

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Gains and losses from the retirement or disposition of property and equipment are included in operations in the period incurred. Maintenance and repairs are expensed as incurred.

Cash and cash equivalents

For purposes of the statement of cash flows, cash and cash equivalents includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash and cash equivalents.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through December 31, 2012, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Reclassification

Certain reclassifications have been made to conform with the prior period’s data to the current presentation. These reclassifications had no effect on reported net loss.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

2. ACCRUED LIABILITIES AND EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Additional Other Liabilities Disclosure [Abstract]
2. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of June 30, 2013 and December 31, 2012 consist of the following:

	June 30, 2013	December 31, 2012
Accrued payroll	$393,711	$292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$614,754	$486,596

Accrued liabilities and expenses as of December 31, 2012 and 2011 consist of the following:

	2012	2011
Accrued payroll	$292,365	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 6 below)	122,985	–
Accrued interest and other	23,516	107,699
Total	$486,596	$627,650

3. GOING CONCERN MATTERS (December 2012 Note)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 3. GOING CONCERN MATTERS

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $1,396,828 and $1,350,800 for the six month periods ended June 30, 2013 and 2012, respectively, accumulated deficit of $7,861,662 and total current liabilities in excess of current assets of $2,364,420 as of June 30, 2013.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has reported a net loss of $(3,365,198) for the year ended December 31, 2012, accumulated deficit of $(6,464,834) and total current liabilities in excess of current assets of $(1,736,352) as of December 31, 2012.

The Company’s ability to continue existence is dependent upon commencing its planned operations, management’s ability to develop and achieve profitable operations and/or upon obtaining additional financing to carry out its planned business. The Company intends to fund its business development, acquisition endeavors and operations through equity and debt financing arrangements. During the year ended December 31, 2012, certain shareholders of the Company have committed to meeting operating expenses. However, there can be no assurance that these arrangements will be sufficient to fund its ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all. In the event we are unable to continue as a going concern, we may elect or be required to seek protection from our creditors by filing a voluntary petition in bankruptcy or may be subject to an involuntary petition in bankruptcy. To date, management has not considered this alternative, nor does management view it as a likely occurrence.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

3. ADVANCES FROM SHAREHOLDERS/OFFICERS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Advances From Shareholdersofficers
3. ADVANCES FROM SHAREHOLDERS/OFFICERS

Advances from shareholders are comprised of the following:

	June 30, 2013	December 31, 2012
Cash advances	$–	$15,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	170,000
Total	$170,000	$185,000

The Company issued a Secured Convertible Promissory Note on February 29, 2012. In connection with the issuance, a shareholder pledged 10,000,000 shares of the Company's common stock. On March 8, 2012, upon notice of default, the escrow agent transferred the pledged common shares to the note holder. The fair value of the common shares pledged was recorded as a related party obligation as of June 30, 2013 with a corresponding reduction in the carrying value of the Note Payable.

Advances from shareholders are comprised of the following:

	2012	2011
Cash advances	$15,000	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$185,000	$5,000

As described below, the Company issued a Secured Convertible Promissory Note on February 29, 2012. In connection with the issuance, a shareholder pledged 10,000,000 shares of the Company's common stock. On March 8, 2012, upon notice of default, the escrow agent transferred the pledged common shares to the note holder. The fair value of the common shares pledged was recorded as a related party obligation as of March 31, 2012 with a corresponding reduction in the carrying value of the Note Payable (see Note 6).

4. NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
4. NOTES PAYABLE

On June 20, 2012, the Company issued three promissory notes payable in aggregate of $268,270 in settlement of outstanding accounts payable. The notes mature earlier of (1) one year from the date of issuance, (2) completion of any major financing event or events in which the Company receives aggregate proceeds of $2,000,000 or more, or (3) any liquidation or reorganization, merger or recapitalization of the Company, bear an interest rate of 8% per annum due at maturity and are unsecured.

On June 6, 2013, the Company issued a secured promissory note payable with a face amount of $97,500 with an original interest discount (“OID”) of $22,500. The note is due in full on October 3, 2013 and is secured by a Company issued note to the Company’s CEO for $150,000 (See note 6). The Company is obligated to file by July 5, 2013 a registration statement on Form S-1 registering an equity line of credit to the benefit of the note holder and to become effective by September 18, 2013. The Company filed Form S-1 on June 24, 2013. In event of default, the promissory note becomes due and payable with interest at 22% per annum thereafter for any unpaid balance.

The OID is amortized over the term of the note.

On February 29, 2012, the Company entered into a Note Purchase Agreement and a Pledge and Security Agreement with Hanover Holdings I, LLC ("Hanover"), providing for the sale of an Original Issue Discount Secured Convertible Promissory Note in the principal amount of $335,000 (the "Note"). The financing closed on March 2, 2012. The Note contained an original issue discount of 10% representing $33,500.

The Note bears interest at the rate of 15% per annum. Subject to the prepayment provisions in the Note, the principal plus interest amount of the Note is to be repaid subject to an amortization schedule which provides that the Company pay (i) $47,562.50 thirty days from the date of the Note, (ii) $62,562.50 sixty days from the date of the Note, (iii) $112,562.50 ninety days from the date of the Note and (iv) $162,562.50 one hundred twenty days from the date of the Note. The Company may prepay the Note in full at the Company’s sole option and discretion by providing to Hanover three prior trading days’ written notice, in full. The Company is required to pay off all principal, interest and any other amounts owing prior to any such prepayment. In order to facilitate the closing of this financing, a shareholder pledged 10,000,000 shares to Hanover.

On March 8, 2012, the Company received a notice of default, sighting Section 5(a) (ii) requiring the Company's common stock trading price not to fall below the volume-weighted average price of $0.08 per share for any given trading day. As such, the escrow agent transferred the 10,000,000 shares of the Company's common stock to the note holder. Should the proceeds arising from the sale of the Company's common stock not satisfy the total due under the agreement, the note holder has further recourse including the right to convert balances owed under the Note into restricted shares of common stock, at Hanover’s option, at a conversion price equal to 45% of the lowest trading price for the common stock at any time during the prior 10 trading days immediately preceding the date of the notice of such conversion.

On December 27, 2012, the Company was served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described the convertible promissory note and has failed to honor a notice of conversion issued by the note holder on or about September 7, 2012. Total claim amount is for $122,985.14. The Company does not believe any additional payments are due Hanover Holdings I, LLC and will vigorously defend its position. Upon receiving the Complaint, the Company reclassified the demanded amount of $122,985 to accrued expenses and recognized a gain on settlement of debt of $42,015.

 The original issue discount of $33,500 was charged as interest during the year ended December 31, 2012.

On June 20, 2012, the Company issued three promissory notes payable in aggregate of $268,270 in settlement of outstanding accounts payable. The notes mature earlier of (1) one year from the date of issuance, (2) completion of any major financing event or events in which the Company receives aggregate proceeds of $2,000,000 or more, or (3) any liquidation or reorganization, merger or recapitalization of the Company, bear an interest rate of 8% per annum due at maturity and are unsecured.

5. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes Payable
5. CONVERTIBLE NOTES PAYABLE

Convertible notes payable are comprised of the following:

	June 30, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $1,015 and $26,301, respectively	2,315	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $7,873 and $18,904, respectively	22,377	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $179,401 and $43,326, respectively	59,599	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $7,310 and $30,852, respectively	10,190	1,648
Convertible note payable, due January 31, 2014, net of unamortized debt discount and OID of $17,818	12,432	–
Convertible note payable, due October 29, 2013, net of unamortized debt discount of $14,197	18,303	–
Convertible note payable, due March 27, 2014, net of unamortized debt discount and OID of $22,377	7,873	–
Convertible note payable, due December 27, 2013, net of unamortized debt discount of $21,119	11,381	–
Convertible note payable, due April 24, 2014, net of unamortized debt discount and OID of $13,373	3,127	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $108,041	6,959	–
Convertible note payable, due March 3, 2014, net of unamortized debt discount of $69,215	9,285	–
Convertible note payable, due December 19, 2013, net of unamortized debt discount and OID of $30,714	1,786
Total	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$66,558	$6,674

Asher notes:

On January 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 29, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On March 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on April 1, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on December 27, 2013. The Note is convertible into common stock, at Asher’s option, at a 49% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On May 28, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $78,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $75,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on December 27, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

JMJ Financial

On July 25, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. The Company received two tranches of net proceeds in the amounts of $45,000 and $22,500 in July 2012 and October 2012, respectively.

On January 31, 2013, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500. All interest and principal must be repaid by January 31, 2014.

On March 27, 2013, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500. All interest and principal must be repaid by March 27, 2014.

On April 24, 2013, the Company issued a $16,500 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $15,000 All interest and principal must be repaid by April 24, 2014.

The maturity dates are one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Notes bear interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

Typenex Co-Investment, LLC

On May 13, 2013, the Company issued a Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”) providing Typenex with the ability to invest up to $555,000 which contains a 10% original issue discount (the “Typenex Note”). The transaction closed on May 13, 2013. All issued tranches are due 20 months from the date of issuance.

On May 24, 2013, the Company issued a $115,000 Convertible Promissory Note (the “Note”) to Typenex Co-Investment LLC under the May 13, 2013 described transaction. The total proceeds the Company received from this offering was $105,000.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.

In connection with the issuance of the Convertible Promissory Note on May 24, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years. The fair value of the issued warrants of $43,568 was determined using the Black-Scholes option model with the following assumptions:

Expected life (years)	5
Expected volatility	200.60%
Risk-free interest rate	0.40%
Dividend yield	–%

Phoenix Worldwide Holdings, Inc.

On June 20, 2013, the Company issued an unsecured Convertible Promissory Note to Phoenix Worldwide Holdings, Inc. ("Phoenix"), in the principal amount of $32,500 (the "Note"). The financing closed on June 20, 2013. The total net proceeds the Company received from this Offering was $25,000 with an OID of $7,500 and due December 19, 2013.

The Note is convertible into common stock, at Phoenix’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

PPM

During the month of December 2012 and January 2013, the Company issued an aggregate of thirteen convertible promissory notes to investors in the aggregate principal amount of $239,000. The total net proceeds the Company received from this Offering was $239,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provisions. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At the inception of the 2013 Notes, the Company determined the aggregate fair value of $709,338 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 194.69% to 203.63%, (3) weighted average risk-free interest rate of 0.13 % to 0.28%, (4) expected life of 0.76 to 1.95 years, and (5) estimated fair value of the Company’s common stock of $0.0116 to $0.0251 per share.

The determined fair value of the debt derivatives of $709,338 was charged as a debt discount up to the net proceeds of the note with the remainder $181,467 charged to current period operations as non-cash interest expense.

At June 30, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $712,476. The Company recorded a gain from change in fair value of debt derivatives of $118,287 for the six months ended June 30, 2013 (gain of $931,813 for the three months ended June 30, 2013). The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 197.35%, (3) weighted average risk-free interest rate of 0.10% to 0.26%, (4) expected life of 0.03 to 1.57 years, and (5) estimated fair value of the Company’s common stock of $0.02 per share.

The charge of the amortization of debt discounts and costs for the three and six months ended June 30, 2013 was $135,311 and $227,099, respectively, and $30,134 and $87,912 for the three and six months ended June 30, 2012, respectively. which was accounted for as interest expense. Also, the Company has accrued interest expense of $37,103 as of June 30, 2013.

During the six months ended June 30, 2013, the Company issued an aggregate of 16,512,626 shares of its common stock in settlement of the convertible note payable and related interest.

Convertible notes payable are comprised of the following:

	2012	2011
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $19,333	$–	$25,667
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $16,183	–	16,317
Convertible note payable, due July 5, 2012, net of unamortized debt discount of $22,262	–	10,238
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	12,409	–
Convertible note payable, due July 11, 2013, net of unamortized debt discount of $26,301	23,699	–
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	19,022	–
Convertible note payable, due October 3, 2013, net of unamortized debt discount of $18,904	6,096	–
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $43,326	6,674
Convertible promissory note, due September 19, 2013, net of unamortized debt discount of $30,852	1,648
Total	75,649	52,222
Less short term portion	(68,975)	(52,222)
Long term portion	$6,674	$–

On July 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $45,000 (the "Note"). The financing closed on August 8, 2011. The total net proceeds the Company received from this Offering on August 8, 2011 was $42,500.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The Note is convertible into common stock, at Asher’s option, at a 42% discount (subsequently modified to 69% discount) to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 135% if prepaid 91 days following the closing through 120 days following the closing, (iii) 140% if prepaid 121 days following the closing through 151 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment. In connection to the debt modification, the Company recorded a loss on debt modification of $88,849 during the year ended December 31, 2011.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On August 31, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on August 31, 2011. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The Note is convertible into common stock, at Asher’s option, at a 52% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On October 6, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on July 5, 2012. The Note is convertible into common stock, at Asher’s option, at a 69% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

Asher has agreed to restrict its ability to convert the Notes and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On April 10, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $68,500 (the "Note"). The financing closed on April 18, 2012. The total net proceeds the Company received from this Offering was $65,500.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on January 12, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing.. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 6,077,938 shares of its common stock in settlement of the convertible note payable and related interest.

On May 3, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $42,500 (the "Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $40,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 5,525,470 shares of its common stock in settlement of the convertible note payable and related interest.

On June 19, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on June 27, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on March 21, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 1,648,352 shares of its common stock in settlement of $15,000 of the outstanding convertible note payable. The remaining outstanding convertible note payable amounted to $17,500 at December 31, 2012.

On July 25, 2012, the Company issued a Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. JMJ provided $50,000 to the Company on the Effective Date. The net proceeds the Company received from this offering was $45,000.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On August 3, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $35,000 (the "Note"). The financing closed on August 3, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on May 6, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On October 3, 2012, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On November 9, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on November 9, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on August 13, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the month of November 2012, the Company issued an aggregate of seven convertible promissory notes to investors in the aggregate principal amount of $50,000. The total net proceeds the Company received from this Offering was $50,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

On December 17, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on December 17, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on September 19, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes (aggregate of $77,500). At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 Notes, the Company determined the aggregate fair value of $536,541 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.13 % to 0.19%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.015 to $0.043 per share.

The determined fair value of the debt derivatives of $536,541 was charged as a debt discount up to the net proceeds of the note with the remainder $(172,116) charged to current period operations as non-cash interest expense.

At December 31, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $265,729. The Company recorded a gain from change in fair value of debt derivatives of $176,490 for the years ended December 31, 2012. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41%, (3) weighted average risk-free interest rate of 0.11% to 0.25%, (4) expected life of 0.10 to 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0167 per share.

The charge of the amortization of debt discounts and costs for the years ended December 31, 2012 and 2011 was $255,352 and $52,222, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $17,857 as of December 31, 2012.

6. CONVERTIBLE NOTES PAYABLE, RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
6. CONVERTIBLE NOTES PAYABLE, RELATED PARTY

During 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.15 per common share.

Due to the nature of the notes described in Note 5 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and the uncertainty of sufficient authorized shares to meet possible conversion demands. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.0167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the note.

At June 30, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $300,626. The Company recorded a loss from change in fair value of debt derivatives of $36,570 for the six months ended June 30, 2013 (gain of $260,044 for the three months ended June 30, 2013). The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 197.35%, (3) weighted average risk-free interest rate of 0.36%, (4) expected life of 1.50 years, and (5) estimated fair value of the Company’s common stock of $0.02 per share.

The charge of the amortization of debt discounts and costs for the three and six months ended June 30, 2013 was $32,672 and $64,985, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $11,141 as of June 30, 2013.

During the month of December 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.15 per common share.

Due to the nature of the notes described in Note 7 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.165 to $0.167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the note.

At December 31, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $264,056. The Company recorded a loss from change in fair value of debt derivatives of $1,771 for the years ended December 31, 2012. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0167 per share.

The charge of the amortization of debt discounts and costs for the year ended December 31, 2012 was $191, which was accounted for as interest expense. Also, the Company has accrued interest expense of $33 as of December 31, 2012.

7. DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
7. DERIVATIVE LIABILITIES

As described in Notes 5 and 6 above, the Company issued convertible notes that contain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date and to fair value as of each subsequent reporting date. Refer to Notes 5 and 6 for assumptions used to determine fair values.

During 2011 and 2012, the Company issued an aggregate of $110,000 and $651,000 Convertible Promissory Notes that mature from April 30, 2012 to December 31, 2014, respectively. The Notes bear various interest rates and can be convertible into the Company’s common shares, at the holder’s option, at the conversion rates of 30% to 69% discount to the market price of the lowest three trading prices of the Company’s common shares during the ten-day period ending one trading day prior to the date of the conversion.

The Company has identified the embedded derivatives related to the convertible notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of notes and to fair value as of each subsequent reporting date.

At the inception of the notes in 2012 and 2011, the Company determined the aggregate fair value of $798,826 and $237,787 of embedded derivatives, respectively. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 221.52%, (3) weighted average risk-free interest rate of 0.05 to 0.20%, (4) expected life of 0.67 to 2.00 year, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.20 per share.

The determined fair value of the debt derivatives at the inception date in 2012 and 2011 of $798,826 of $237,787 was charged as a debt discount up to the net proceeds of the note with the remainder $(172,116) and $(127,787) charged to the operations during 2012 and 2011 as non-cash interest expense, respectively.

At December 31, 2011, the Company marked to market the fair value of the debt derivatives and determined a fair value of $237,395. The Company recorded a gain from change in fair value of debt derivatives of $89,241. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 185.84%, (3) weighted average risk-free interest rate of 0.02 to 0.06%, (4) expected life of 0.33 to 0.51 year, and (5) estimated fair value of the Company’s common stock of $0.18 per share.

As of March 9, 2012, the Company paid all outstanding 2011 Notes. At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives at March 9, 2012 was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At December 31, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $529,785. The Company recorded a gain from change in fair value of debt derivatives of $174,719 for the years ended December 31, 2012. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41%, (3) weighted average risk-free interest rate of 0.11% to 0.25%, (4) expected life of 0.10 to 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0167 per share.

8. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
8. STOCKHOLDERS' EQUITY

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of June 30, 2013 and December 31, 2012, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of June 30, 2013 and December 31, 2012, the Company has 301,294,892 and 279,865,011, respectively, shares of common stock issued and outstanding.

During the six months ended June 30, 2013, the Company issued an aggregate of 2,883,922 shares of common stock for services rendered of $42,428.

In 2012, the Company issued an aggregate of 21,500,000 shares of common stock for future services of $1,745,690. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the three and six months ended June 30, 2013, the Company recorded $108,353 and $218,581, respectively, as stock based compensation.

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2012 and 2011, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2012 and 2011, the Company has 279,865,011 and 210,850,519, respectively, shares of common stock issued and outstanding.

During the years ended December 31, 2012, the Company issued an aggregate of 261,556 shares of common stock for accrued expenses of $34,467.

During the year ended December 31, 2012, the Company issued an aggregate of 21,500,000 shares of common stock for future services of $1,745,690. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the year ended December 31, 2012, the Company recorded $866,274 as stock based compensation.

During the year ended December 31, 2012, the Company issued an aggregate of 7,751,176 shares of common stock for services rendered of $290,647.

During the year ended December 31, 2012, the Company issued an aggregate of 22,500,000 shares of common stock in settlement of $150,000 previous incurred payables. In connection with the issuance, the Company recorded a loss on settlement of debt of $822,500.

During the year ended December 31, 2012, the Company issued an aggregate of 13,251,760 shares of common stock in settlement of $126,000 of convertible notes payable and related accrued interest.

During the year ended December 31, 2012, the Company issued an aggregate of 600,000 shares of common stock for common stock subscriptions for $60,000 proceeds, which received in 2011 and 2,300,000 shares of common stock for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the year ended December 31, 2012, the Company issued 850,000 of common stock for net proceeds of $85,000.

During the year ended December 31, 2011, the Company issued 955,320 shares of Common Stock to consultants for services performed and rendered; 855,320 shares were expense in the year ended December 31, 2011 and 100,000 shares were accrued for in fiscal year 2010. These shares were valued at $153,459, which approximated the fair value of the shares when they were issued; the expense recognized in the year ended December 31, 2011 is $146,459 and $7,000 of expenses were recognized in fiscal year 2010.

During the year ended December 31, 2011, the Company issued 9,540,000 shares of Common Stock to private placement investors at $0.10 per share for aggregate gross proceeds of $954,000. In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Also, during the year ended December 31, 2011, the Company received $60,000 from an investors in connection with the private placement subscription. The equivalent 600,000 shares of Common Stock at $0.10 were not yet issued at the end of the year ended December 31, 2011.

During the year ended December 31, 2011, the Company issued 300,000,000 shares of common stock to the shareholders of its Subsidiary, Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) pursuant to the Merger on December 29, 2010, in exchange for their Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) Common Stock. These issuances of shares were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

On September 20, 2011, the Company received notice from an attorney representing John W. Hanback (Chief Technology Officer), Itzhak Tepper (PE Chief Structural Engineer) and one additional employee located at the Company’s research facility (collectively, the “Former Employees”) whereby the Former Employees have claimed that they have been constructively discharged from their employment and have terminated their employment agreements. The Company considers the notice from the Former Employees as a resignation by such Former Employees and has notified the Former Employees that such resignation has been accepted. As a result of such resignation, the Company has cancelled all stock certificates issued at the time of Merger which represents an aggregate of 120,600,000 shares of common stock held by the Former Employees that would have been earned out on the first anniversary of their employment agreements.

On December 29, 2010, the Company agreed to issue to Source Capital 6,000,000 shares for providing financial advisory services to Solar Wind in connection with the Merger and for on-going financial services. These shares have not been issued as of December 31, 2012 and the shares to be issued were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

Warrants

On January 12, 2012, the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

On December 31, 2012, Warrant Agreement expired.

9. WARRANTS	6 Months Ended
Jun. 30, 2013
Warrants
9. WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company’s common stock at June 30, 2013:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.87	$0.10	2,187,101	$0.010

Transactions involving the Company’s warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at June 30, 2013	2,187,101	$0.010

As described in Note 5, in connection with the issuance of the Convertible Promissory Note on May 24, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years.

10. COMMITMENTS AND CONTINGENCIES (December 2012 Note)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies December 2012 Note
Note 10. COMMITMENTS AND CONTINGENCIES

Litigation

Hanover Holdings I, LLC vs Solar Wind Energy Tower Inc.(f/k/a Clean Wind Energy Tower, Inc.)

On December 27, 2012, we were served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described in a convertible promissory note issued by Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) to the benefit of Hanover Holdings I, LLC on February 29, 2012 and has failed to honor a notice of conversion issued by Hanover Holdings I, LLC on or about September 7, 2012. Total claim amount is for $122,985. The Company does not believe any additional payments are due to Hanover Holdings I, LLC and will vigorously defend its position. However, the ultimate outcome cannot be determined at this time.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not party to any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

Office Leases Obligations

The Company leases a suite of offices and shared support services at 1997 Annapolis Exchange Parkway, Suite 300, Annapolis, Maryland 21401 month to month basis.

Rental expenses charged to operations for the year ended December 31, 2012 was $71,366.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) became a wholly-owned subsidiary of the Company. Solar Wind has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	President, Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb	Secretary, Chief Marketing Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.

The foregoing descriptions of the employment agreements do not purport to be complete and are qualified in their entirety by reference to such employment agreements which are included as exhibits to this Form 10-K, were filed with the SEC on Form 8-K on December 30, 2010.

In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Litigation

Hanover Holdings I, LLC vs Solar Wind Energy Tower Inc.(f/k/a Clean Wind Energy Tower, Inc.)

On December 27, 2012, we were served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described in a convertible promissory note issued by Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) to the benefit of Hanover Holdings I, LLC. on February 29, 2012 and has failed to honor a notice of conversion issued by Hanover Holdings I, LLC on or about September 7, 2012. Total claim amount is for $122,985. The Company does not believe any additional payments are due to Hanover Holdings I, LLC and will vigorously defend its position.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not party to any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

10. CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
10. CONTINGENCIES

Litigation

Hanover Holdings I, LLC vs Solar Wind Energy Tower Inc.(f/k/a Clean Wind Energy Tower, Inc.)

On December 27, 2012, we were served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described in a convertible promissory note issued by Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) to the benefit of Hanover Holdings I, LLC on February 29, 2012 and has failed to honor a notice of conversion issued by Hanover Holdings I, LLC on or about September 7, 2012. Total claim amount is for $122,985. The Company does not believe any additional payments are due to Hanover Holdings I, LLC and will vigorously defend its position. However, the ultimate outcome cannot be determined at this time.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not party to any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

Office Leases Obligations

The Company leases a suite of offices and shared support services at 1997 Annapolis Exchange Parkway, Suite 300, Annapolis, Maryland 21401 month to month basis.

Rental expenses charged to operations for the year ended December 31, 2012 was $71,366.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) became a wholly-owned subsidiary of the Company. Solar Wind has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	President, Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.
Robert P. Crabb	Secretary, Chief Marketing Officer	3 years; renewable for 1 year on mutual consent	$60,000	Board Discretionary	Twelve (12) months salary and benefits for termination without cause.

The foregoing descriptions of the employment agreements do not purport to be complete and are qualified in their entirety by reference to such employment agreements which are included as exhibits to this Form 10-K, were filed with the SEC on Form 8-K on December 30, 2010.

In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Litigation

Hanover Holdings I, LLC vs Solar Wind Energy Tower Inc.(f/k/a Clean Wind Energy Tower, Inc.)

On December 27, 2012, we were served with a Complaint in the matter of Hanover Holdings I, LLC filed with the Supreme Court of the State of New York, stipulating that Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) has yet to pay the remaining outstanding balance, related interest and penalties, as described in a convertible promissory note issued by Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.) to the benefit of Hanover Holdings I, LLC. on February 29, 2012 and has failed to honor a notice of conversion issued by Hanover Holdings I, LLC on or about September 7, 2012. Total claim amount is for $122,985. The Company does not believe any additional payments are due to Hanover Holdings I, LLC and will vigorously defend its position.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not party to any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

11. FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
11. FAIR VALUE MEASUREMENTS

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$1,013,102	$1,013,102
Total	$–	$–	$1,013,102	$1,013,102

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the six months ended June 30, 2013.

Six months ended June 30, 2013:

Derivative Liability
Balance, December 31, 2012	$529,785

Transfers in (out) at mark-market value on date of payoff or conversion	(144,304)

Transfers in upon initial fair value of derivative liability	709,338

Loss from change in fair value of derivative liability	(81,717)

Balance, June 30, 2013	$1,013,102

Total gain for the six month period included in earnings relating to the liabilities held at June 30, 2013	$81,717

Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes.

ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or
·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable.

Items recorded or measured at fair value on a recurring basis in the accompanying unaudited condensed consolidated financial statements consisted of the following items as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–

Derivative liabilities	$–	$–	$529,785	$529,785
Total	$–	$–	$529,785	$529,785

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (derivative liability) for the nine months ended December 31, 2012.

Years ended December 31, 2012 and 2011:

Derivative Liability
Balance, December 31, 2010	$–

Transfers in upon initial fair value of derivative liability	237,787
Adjustment for debt modification	88,849
Mark-to-market at December 31, 2011	(89,241)

Balance, December 31, 2011	$237,395

Transfers in (out) at mark-market value on date of payoff or conversion	(331,717)

Transfers in upon initial fair value of derivative liability	798,826

Gain from change in fair value of derivative liability	(174,719)

Balance, December 31, 2012	$529,785

Total gain for the period included in earnings relating to the liabilities held at December 31, 2012	$174,719

  Level 3 Liabilities were comprised of our bifurcated convertible debt features on our convertible notes.

12. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
12. SUBSEQUENT EVENTS

Subsequent issuances of common stock

In July 2013, the Company issued 4,007,543 shares of common stock in settlement of notes payable of $49,620 in principal and $1,300 interest. In addition, the Company issued 91,529 shares of common stock for consulting services on July 31, 2013.

Subsequent issuances of common stock

In January 2013, the Company issued an aggregate of 4,021,505 shares of common stock in settlement of $35,280 outstanding notes payable

In February 2013, the Company issued an aggregate of 6,590,067 shares of common stock in settlement of $68,660 outstanding notes payable

In February 2013, the Company issued an aggregate of 281,553 shares of common stock for services rendered of $5,597.

Subsequent financing

During the month of January 2013, the Company issued an aggregate of two convertible promissory notes to investors in the aggregate principal amount of $19,000. The total net proceeds the Company received from this Offering was $14,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

On January 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 29, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

1. SUMMARY OF ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Business and Basis of Presentation

Solar Wind Energy Tower, Inc. (f/k/a Clean Wind Energy Tower, Inc.) (the “Company,” “we,” “our,” “us”), formerly known as Superior Silver Mines, Inc., was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc.  The Company reincorporated as a Nevada corporation on December 27, 2010.  The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, Solar Wind Energy Tower Inc. (f/k/a Clean Wind Energy Tower, Inc.), a Nevada corporation (the “Company” or "Solar Wind"), completed a reverse merger (the “Merger”) with Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc), a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Solar Wind - Subsidiary”).  In connection with the Merger, the Company issued to the stockholders of Solar Wind - Subsidiary in exchange for their Solar Wind - Subsidiary Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock.  As a result of the reverse merger, Solar Wind - Subsidiary is now a wholly-owned subsidiary of the Company.

For accounting purposes, Solar Wind - Subsidiary was the surviving entity. The transaction was accounted for as a recapitalization of Solar Wind - Subsidiary pursuant to which Solar Wind - Subsidiary was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition.  Accordingly, the Company’s historical financial statements are those of Solar Wind - Subsidiary immediately following the consummation of the reverse merger. Also, going forward the business operations of Solar Wind - Subsidiary will become the Company’s principal business operations.

The Company plans to design, develop, and construct large downdraft towers that use benevolent, non-toxic natural elements to generate electricity and clean water economically (“Downdraft Towers”) by integrating and synthesizing numerous proven as well as emerging technologies. In addition to constructing Downdraft Towers in the United States and abroad, the Company intends to be prepared to establish partnerships at home and abroad to propagate these systems and meet increasing global demand for clean water and electricity

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. and on March 11, 2013, changed its name to Solar Wind Energy Tower Inc.  along with its wholly-owned subsidiary, a corporation formed under the laws of the State of Delaware, which changed its name from Clean Wind Energy, Inc. to Solar Wind Energy, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB and on March 11, 2013, in conjunction with our name change, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from CWET.OB to SWET.OB.

Interim Financial Statements

Interim Financial Statements

The following (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on April 1, 2013.

Going Concern

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has reported net losses of $1,396,828 and $1,350,800 for the six month periods ended June 30, 2013 and 2012, respectively, accumulated deficit of $7,861,662 and total current liabilities in excess of current assets of $2,364,420 as of June 30, 2013.

The Company is in a development stage and does not have any revenues from operations and will be dependent on funds raise to satisfy its ongoing capital requirements for at least the next 12 months. The Company will require additional financing in order to execute its operating plan and continue as a going concern. The Company cannot predict whether this additional financing will be in the form of equity or debt, or be in another form. The Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In any of these events, the Company may be unable to implement its current plans for expansion or respond to competitive pressures, any of these circumstances would have a material adverse effect on its business, prospects, financial condition and results of operations.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has reported a net loss of $(3,365,198) for the year ended December 31, 2012, accumulated deficit of $(6,464,834) and total current liabilities in excess of current assets of $(1,736,352) as of December 31, 2012.

The Company’s ability to continue existence is dependent upon commencing its planned operations, management’s ability to develop and achieve profitable operations and/or upon obtaining additional financing to carry out its planned business. The Company intends to fund its business development, acquisition endeavors and operations through equity and debt financing arrangements. During the year ended December 31, 2012, certain shareholders of the Company have committed to meeting operating expenses. However, there can be no assurance that these arrangements will be sufficient to fund its ongoing capital expenditures, working capital, and other cash requirements. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all. In the event we are unable to continue as a going concern, we may elect or be required to seek protection from our creditors by filing a voluntary petition in bankruptcy or may be subject to an involuntary petition in bankruptcy. To date, management has not considered this alternative, nor does management view it as a likely occurrence.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Our short-term financial instruments, including cash, other assets and accounts payable and accrued expenses consist primarily of instruments without extended maturities, the fair value of which, based on management’s estimates, reasonably approximate their book value. The fair value of our notes and advances payable is based on management estimates and reasonably approximates their book value based on their current maturity.

Net Income (Loss) per Common Share

Net Income (loss) per Common Share

The Company computes net income (loss) per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock. Diluted net income (loss) per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive for the three months ended June 30, 2012 nor for the six months ended June 30, 2013 and 2012. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and exercise of warrants. Fully diluted shares for the three and six months ended June 30, 2013 were 364,731,453 and 291,703,592, respectively; and 228,977,199 and 225,265,220 for the three and six months ended June 30, 2012, respectively. Common stock equivalents excluded from the net income (loss) per share for the three and six month periods ended June 30, 2013 were 2,187,101 and 70,257,294 shares, respectively and for the three and six month periods ended June 30, 2012 were 8,681,186 shares.

The Company computes net loss per share under Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”). Basic net income (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock. Diluted net loss per share is computed using the weighted average number of common and common stock equivalent shares outstanding during the period. There is no effect on diluted loss per share since the common stock equivalents are anti-dilutive. Dilutive common stock equivalents consist of shares issuable upon conversion of convertible notes and the exercise of the Company's stock options and warrants. Fully diluted shares as of December 31, 2012 and 2011 were 286,418,391 and 228,671,064, respectively.

Research and development

Research and development

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $8,391 and $22,284 for the three and six months ended June 30, 2013, respectively; $32,189 and $47,272 for the three and six months ended June 30, 2012, respectively and $639,609 research and development costs from July 26, 2010 (date of inception) through June 30, 2013. The Company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

In accordance with ASC 730, “Research and Development”, the Company expenses all research and development costs as incurred. The Company had incurred $180,916, $362,850 and $617,325 research and development costs for the years ended December 31, 2012, 2011 and for the period from July 26, 2010 (date of inception) through December 31, 2012, respectively. The company expects the research and development costs to increase in the future as it continues to invest in the infrastructure that is critical to achieve our business goals and objectives.

Stock Based Compensation

Stock Based Compensation

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the three and six months ended June 30, 2013 was $145,185 and $261,009, respectively; $182,821 and $480,749 for the three and six months ended June 30, 2012, respectively, and $1,991,389 from July 26, 2010 (date of inception) through June 30, 2013.

The Company account for its stock based awards in accordance with Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”), which requires a fair value measurement and recognition of compensation expense for all share-based payment awards made to our employees and directors, including restricted stock awards. We estimate the fair value of stock using the stock price on date of the approval of the award. The fair value is then expensed over the requisite service periods of the awards, which is generally the performance period and the related amount recognized in our consolidated statements of operations.

Stock-based compensation expense in connection with stock granted to consultants in exchange for services rendered for the years ended December 31, 2012 and 2011 was $1,156,921 and $146,459, respectively.

Derivative financial instruments

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Accounting Standards Codification subtopic 815-40, Derivatives and Hedging, Contracts in Entity’s own Equity (“ASC 815-40”) became effective for the Company on October 1, 2009. The Company’s convertible debt has reset provisions to the exercise price if the Company issues equity or a right to receive equity, at a price less than the exercise prices.

Development stage entity

Development stage entity

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through June 30, 2013, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

The Company is considered to be a development stage entity, as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. For the period from July 26, 2010 (date of inception) through December 31, 2012, the Company has not generated any revenues to date, has no significant assets and has incurred losses since inception from developing its business and planned operations. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.

Recently Issued Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

Long Lived Asset

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC 360-10 (formerly Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets). Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future cash flows arising from the asset using a discount rate determined by management to be commensurate with the risk inherent to our current business model.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company has generated no revenues to date. It is the Company’s policy that revenue from product sales or services will be recognized in accordance with ASC 605 “Revenue Recognition”. Four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product was not delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Income Taxes

The Company utilizes ASC 740 “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes primarily relate to the recognition of debt costs and stock based compensation expense. The adoption of ASC 740-10 did not have a material impact on the Company's results of operations or financial condition.

Property Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Gains and losses from the retirement or disposition of property and equipment are included in operations in the period incurred. Maintenance and repairs are expensed as incurred.

Cash and Cash Equivalents

For purposes of the statement of cash flows, cash and cash equivalents includes demand deposits, saving accounts and money market accounts. The Company considers all highly liquid debt instruments with maturities of three months or less when purchased to be cash and cash equivalents.

Reclassification		Certain reclassifications have been made to conform with the prior period’s data to the current presentation. These reclassifications had no effect on reported net loss.

2. ACCRUED LIABILITIES AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2013
Additional Other Liabilities Disclosure [Abstract]
Accrued liabilities and expenses
	June 30, 2013	December 31, 2012
Accrued payroll	$393,711	$292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$614,754	$486,596

3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	6 Months Ended
Jun. 30, 2013
Advances From Shareholdersofficers
Advances from shareholders
	June 30, 2013	December 31, 2012
Cash advances	$–	$15,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	170,000
Total	$170,000	$185,000

5. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Convertible Notes Payable
Convertible notes payable
	June 30, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $1,015 and $26,301, respectively	2,315	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $7,873 and $18,904, respectively	22,377	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $179,401 and $43,326, respectively	59,599	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $7,310 and $30,852, respectively	10,190	1,648
Convertible note payable, due January 31, 2014, net of unamortized debt discount and OID of $17,818	12,432	–
Convertible note payable, due October 29, 2013, net of unamortized debt discount of $14,197	18,303	–
Convertible note payable, due March 27, 2014, net of unamortized debt discount and OID of $22,377	7,873	–
Convertible note payable, due December 27, 2013, net of unamortized debt discount of $21,119	11,381	–
Convertible note payable, due April 24, 2014, net of unamortized debt discount and OID of $13,373	3,127	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $108,041	6,959	–
Convertible note payable, due March 3, 2014, net of unamortized debt discount of $69,215	9,285	–
Convertible note payable, due December 19, 2013, net of unamortized debt discount and OID of $30,714	1,786
Total	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$66,558	$6,674

9. WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Warrants outstanding
Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.87	$0.10	2,187,101	$0.010

Schedule of warrant issuance
	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at June 30, 2013	2,187,101	$0.010

11. FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurement on recurring basis
	Level 1	Level 2	Level 3	Total
Long-term investments	$–	$–	$–	$–
Total	$–	$–	$–	$–
Derivative liabilities	$–	$–	$1,013,102	$1,013,102
Total	$–	$–	$1,013,102	$1,013,102

Summary of changes in the fair value of derivative liabilities
Derivative Liability
Balance, December 31, 2012	$529,785

Transfers in (out) at mark-market value on date of payoff or conversion	(144,304)

Transfers in upon initial fair value of derivative liability	709,338

Loss from change in fair value of derivative liability	(81,717)

Balance, June 30, 2013	$1,013,102

Total gain for the six month period included in earnings relating to the liabilities held at June 30, 2013	$81,717

1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Working Capital	$ (2,364,420)		$ (2,364,420)		$ (2,364,420)
Stock-based compensation expense	$ 145,185	$ 182,821	$ 261,009	$ 480,749	$ 1,991,389
Stock equivalents excluded from net income (loss) per share calculation	2,187,101	8,681,186	70,257,294	8,681,186

2. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Other Liabilities Disclosure [Abstract]
Accrued payroll	$ 393,711	$ 292,365
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985
Accrued interest and other	50,328	23,516
Total	$ 614,754	$ 486,596	$ 627,650

3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances From Shareholdersofficers
Cash advances		$ 15,000
Fair value of common stock pledged as collateral by shareholder	170,000	170,000
Total	$ 170,000	$ 185,000	$ 5,000

4. NOTES PAYABLE (Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Notes Payable Narrative
Notes payable issued	$ 97,500	$ 268,270
Interest rate		8.00%
Original issue discount	$ 22,500
Due date of note	Oct 3, 2013

5. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Less short term portion	$ (99,069)	$ (68,975)	$ (52,222)
Long term portion	66,558	6,674
Maturity date	Oct 3, 2013
Unamortized debt discount	205,011	123,525	57,778
Convertible Promissory Notes One [Member]
Total Convertible note payable		12,409
Maturity date	Mar 21, 2013
Unamortized debt discount	5,091
Convertible Promissory Notes Two [Member]
Total Convertible note payable	315	23,699
Maturity date	Jul 11, 2013
Unamortized debt discount	1,015	26,301
Convertible Promissory Notes Three [Member]
Total Convertible note payable		19,022
Maturity date	May 6, 2013
Unamortized debt discount	15,978
Convertible Promissory Notes Four [Member]
Total Convertible note payable	22,377	6,096
Maturity date	Oct 3, 2013
Unamortized debt discount	7,873	18,904
Convertible Promissory Notes Five [Member]
Total Convertible note payable		6,101
Maturity date	Aug 13, 2013
Unamortized debt discount	26,399
Convertible Promissory Notes Six [Member]
Total Convertible note payable	59,599	6,674
Maturity date	Dec 31, 2014
Unamortized debt discount	179,401	43,326
Convertible Promissory Notes Seven [Member]
Total Convertible note payable	10,190	1,648
Maturity date	Sep 19, 2013
Unamortized debt discount	7,310	30,852
Convertible Promissory Notes Eight [Member]
Total Convertible note payable	12,432
Maturity date	Jan 31, 2014
Unamortized debt discount	17,818
Convertible Promissory Notes Nine [Member]
Total Convertible note payable	18,303
Maturity date	Oct 29, 2013
Unamortized debt discount	14,197
Convertible Promissory Notes Ten [Member]
Total Convertible note payable	7,873
Maturity date	Mar 27, 2014
Unamortized debt discount	22,377
Convertible Promissory Notes Eleven [Member]
Total Convertible note payable	11,381
Maturity date	Dec 27, 2013
Unamortized debt discount	21,119
Convertible Promissory Notes Twelve [Member]
Total Convertible note payable	3,127
Maturity date	Apr 24, 2014
Unamortized debt discount	13,373
Convertible Promissory Notes Thirteen [Member]
Total Convertible note payable	6,959
Maturity date	Jan 24, 2015
Unamortized debt discount	108,041
Convertible Promissory Notes Fourteen [Member]
Total Convertible note payable	9,285
Maturity date	Mar 3, 2014
Unamortized debt discount	69,215
Convertible Promissory Notes Fifteen [Member]
Total Convertible note payable	1,786
Maturity date	Dec 19, 2013
Unamortized debt discount	30,714
Convertible Promissory Notes [Member]
Total Convertible note payable	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$ 66,558	$ 6,674

5. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Stated interest rate		8.00%		8.00%
Maturity date			Oct 3, 2013
Gain from change in fair value of debt derivative	$ 1,191,857	$ 35,237	$ 81,717	$ 63,145	$ 174,719	$ 89,241	$ 345,677
Amortization of debt discounts			292,084	87,912	255,543	52,222	599,849
Asher Note
Debt issuance date			Jan 25, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	32,500		32,500				32,500
Proceeds from note			30,000
Maturity date			Oct 29, 2013
Asher Note 2
Debt issuance date			Apr 1, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	32,500		32,500				32,500
Proceeds from note			30,000
Maturity date			Dec 27, 2013
Asher Note 3
Debt issuance date			Jan 25, 2013
Stated interest rate	8.00%		8.00%				8.00%
Face amount	78,500		78,500				78,500
Proceeds from note			75,000
Maturity date			Dec 27, 2013
JMJ Note
Debt issuance date			Jan 31, 2013
Face amount	25,000		25,000				25,000
Proceeds from note			22,500
Maturity date			Jan 14, 2014
JMJ 2 Note
Debt issuance date			Mar 27, 2013
Face amount	25,000		25,000				25,000
Proceeds from note			22,500
Maturity date			Mar 27, 2014
JMJ 3 Note
Debt issuance date			Apr 24, 2013
Face amount	16,500		16,500				16,500
Proceeds from note			15,000
Maturity date			Apr 24, 2014
Typenex
Debt issuance date			May 13, 2013
Face amount	115,000		115,000				115,000
Proceeds from note			105,000
Fair value of warrants issued for convertible note	43,568		43,568				43,568
Expected life (years)			5 years
Expected volatility			200.60%
Risk-free interest rate			0.40%
Dividend yield			0.00%
Phoenix Worldwide
Debt issuance date			Jun 20, 2013
Face amount	32,500		32,500				32,500
Proceeds from note			25,000
Maturity date			Dec 19, 2013
Original issue discount	7,500		7,500				7,500
PPM
Stated interest rate	8.00%		8.00%				8.00%
Face amount	239,000		239,000				239,000
Proceeds from note			239,000
Maturity date			Dec 31, 2014
Dividend yield			0.00%
Convertible Promissory Notes [Member]
Fair value embedded derivative	709,338		709,338				709,338
Gain from change in fair value of debt derivative	931,813		118,287
Amortization of debt discounts	227,099	30,134	135,311	87,912
Accrued interest expense	$ 37,103		$ 37,103				$ 37,103
Shares issued in settlement of convertible note payable and related interest, shares			16,512,626

6. CONVERTIBLE NOTES PAYABLE, RELATED PARTY (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2013 Convertible Notes Related party	Jun. 30, 2013 Convertible Notes Related party
Convertible notes issued to officers and key employees						$ 280,000	$ 280,000
Interest rate		8.00%				8.00%	8.00%
Maturity date	Oct 3, 2013					Dec 31, 2014
Fair value of debt derivative						262,285	262,285
Amortization of debt discounts	292,084	87,912	255,543	52,222	599,849	32,672	64,985
Accrued interest expense						$ 11,141	$ 11,141

8. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common stock shares issued	301,294,892	301,294,892	279,865,011	210,850,519
Common stock shares outstanding	301,294,892	301,294,892	279,865,011	210,850,519
Stock based compensation	$ 108,353	$ 218,581
Stock issued for future services rendered, shares		21,500,000

9. WARRANTS (Details) (Warrant [Member], USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Number outstanding	2,187,101
Weighted average remaining contractual life	4 years 10 months 13 days
Weighted average exercise price	$ 0.1
Number exercisable	2,187,101
Weighted average exercise price exercisable	$ 0.1

9. WARRANTS (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Number of shares
Warrants outstanding, beginning balance
Granted	2,187,101
Exercised
Canceled or expired
Warrants outstanding, ending balance	2,187,101
Weighted Average Exercise Price Per Share
Warrants outstanding, beginning balance
Granted	$ 0.1
Exercised
Canceled or expired
Warrants outstanding, ending balance	$ 0.1

11. FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	1,013,102	529,785	237,395
Total	1,013,102
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	1,013,102
Total	$ 1,013,102	$ 529,785

11. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Ending balance	$ 1,013,102		$ 1,013,102				$ 1,013,102
Total gain for the period included in earnings	1,191,857	35,237	81,717	63,145	174,719	89,241	345,677
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning balance			529,785
Transfers in (out) at mark-market value on date of payoff or conversion			(144,304)
Transfers in upon initial fair value of derivative liability			709,338
Loss from change in fair value of derivative liability			(81,717)
Ending balance	1,013,102		1,013,102				1,013,102
Total gain for the period included in earnings			$ 81,717

12. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
12. INCOME TAXES

The Company utilizes ASC 740 “Income Taxes”, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the consolidated financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between consolidated financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

For the period from July 26, 2010 (date of inception) through December 31, 2012, the Company had available for U.S federal income tax purposes net operating loss carryovers of approximately $3,455,000, which expiring through the year of 2032. The net operating loss carryovers may be subject to limitations under Internal Revenue Code due to significant changes in the Company’s ownership. The Company has provided a full valuation allowance against the full amount of the net operating loss benefit, since, in the opinion of management, based upon the earnings history of the Company it is more likely than not that the benefits will not be realized.

The income tax provision (benefit) for the years ended December 31, 2012 and 2011 consists of the following:

	2012	2011
Federal:
Current	$–	$–
Deferred	1,209,000	821,450
	1,209,000	821,450
State and local:
Current	–	–
Deferred	187,000	127,000
	187,000	127,000

Change in valuation allowance	(1,396,000)	(948,450)

Income tax provision (benefit)	$–	$–

The provision for income taxes differ from the amount of income tax determined by applying the applicable U.S statutory rate to losses before income tax expense for the year ended December 31, 2012 and 2011 as follows:

December 31, 2012 and 2011
Statutory federal income tax rate	(35.0%)
Statutory state and local income tax rate (8.25%), net of federal benefit	(5.4%)
Change in valuation allowance	40.4%
Effective tax rate	0.00%

Deferred income taxes result from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	December 31,
	2012	2011
Deferred tax assets (liabilities):
Stock based compensation to be issued and to be issued for services rendered	$1,157,000	$231,500
Net operating loss carry forward	1,108,000	716,950
Less: valuation allowance	(2,265,000)	(948,450)
Net deferred tax asset	$–	$–

The Company has not yet filed its tax returns for the period from July 26, 2010 (date of inception) through December 31, 2012.

The provisions of ASC 740 require companies to recognize in their financial statements the impact of a tax position if that position is more likely than not to be sustained upon audit, based upon the technical merits of the position. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.

Management does not believe that the Company has any material uncertain tax positions requiring recognition or measurement in accordance with the provisions of ASC 740. Accordingly, the adoption of these provisions of ASC 740 did not have a material effect on the Company’s consolidated financial statements. The Company’s policy is to record interest and penalties on uncertain tax positions, if any, as income tax expense.

All tax years for the Company remain subject to future examinations by the applicable taxing authorities.